REHABILITATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Schedule of changes in the carrying amount of rehabilitation provisions
The changes in the carrying amount of the rehabilitation provisions are as follows:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Beginning balance	$70,712	$77,382
Accretion of rehabilitation provisions	691	1,245
Changes in estimates	138	(1,923)
Cost of reclamation work performed	(5,316)	(5,992)
Balance at the end of the period	$66,225	$70,712

Current portion	$7,665	$6,566
Long term portion	58,560	64,146
Total	$66,225	$70,712